Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Summary of Marketable Debt Securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2021 and 2020.

	As of December 31, 2021
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$5,505	$9	$(50)	$5,464
Mutual funds	26,597	58	(188)	26,467
Total short-term investments	$32,102	$67	$(238)	$31,931

	As of December 31, 2020
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$14,575	$124	$(16)	$14,683
Commercial papers	25,285	$181	$(17)	$25,449
Total short-term investments	$39,860	$305	$(33)	$40,132